UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 96.33%		$737,577,637

(Cost $557,751,252)

Aerospace & Defense 3.89%		29,769,920

Honeywell International, Inc.	130,000	7,334,600
United Technologies Corp.	326,000	22,435,320

Agricultural Products 1.61%		12,348,000

Archer-Daniels-Midland Co.	300,000	12,348,000

Asset Management & Custody Banks 5.91%		45,252,500

Bank of New York Mellon Corp.	250,000	10,432,500
Price (T. Rowe) Group, Inc.	175,000	8,750,000
State Street Corp.	330,000	26,070,000

Auto Parts & Equipment 1.32%		10,140,000

Johnson Controls, Inc.	300,000	10,140,000

Casinos & Gaming 0.79%		6,031,500

International Game Technology	150,000	6,031,500

Communications Equipment 2.90%		22,229,770

Cisco Systems, Inc. (I)	922,780	22,229,770

Computer Hardware 6.33%		48,455,322

Hewlett-Packard Co.	425,000	19,405,500
International Business Machines Corp.	252,300	29,049,822

Data Processing & Outsourced Services 1.69%		12,911,655

Automatic Data Processing, Inc.	304,592	12,911,655

Distillers and Vintners 0.80%		6,099,000

Diageo Plc, ADR (United Kingdom) (F)	75,000	6,099,000

Drug Retail 2.12%		16,204,000

CVS Caremark Corp.	400,000	16,204,000

Electrical Components & Equipment 1.50%		11,527,040

Emerson Electric Co.	224,000	11,527,040

Footwear 1.78%		13,600,000

NIKE, Inc. (Class B)	200,000	13,600,000

Hotels, Resorts & Cruise Lines 1.06%		8,096,000

Carnival Corp. (Panama) (F)	200,000	8,096,000

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Household Products 1.60%		12,231,419

Procter & Gamble Co. (The)	174,560	12,231,419

Hypermarkets and Super Centers 1.79%		13,696,800

Wal-Mart Stores, Inc.	260,000	13,696,800

Industrial Conglomerates 7.59%		58,092,083

3M Co.	175,000	13,851,250
General Electric Co.	918,350	33,988,133
Textron, Inc.	185,000	10,252,700

Industrial Gases 1.05%		8,069,234

Praxair, Inc.	95,800	8,069,234

Industrial Machinery 1.73%		13,263,250

Illinois Tool Works, Inc.	275,000	13,263,250

Integrated Oil and Gas 8.63%		66,085,920

Chevron Corp.	215,100	18,360,936
ConocoPhillips	125,000	9,526,250
Exxon Mobil Corp.	260,872	22,064,554
Total SA, ADR (France) (F)	218,000	16,134,180

Integrated Telecommunication Services 2.25%		17,235,000

AT&T, Inc.	450,000	17,235,000

Life & Health Insurance 2.52%		19,313,750

Aflac, Inc.	135,000	8,768,250
MetLife, Inc.	175,000	10,545,500

Oil and Gas Exploration & Production 1.58%		12,082,000

Apache Corp.	100,000	12,082,000

Other Diversified Financial Services 3.73%		28,589,116

Bank of America Corp.	357,600	13,556,616
JPMorgan Chase & Co.	350,000	15,032,500

Personal Products 2.06%		15,816,000

Avon Products, Inc.	400,000	15,816,000

Pharmaceuticals 12.22%		93,524,985

Abbott Laboratories	451,700	24,911,255
Johnson & Johnson	382,850	24,835,480
Lilly (Eli) & Co.	225,000	11,607,750
Merck & Co., Inc.	300,000	11,385,000
Teva Pharmaceutical Industries Ltd., ADR
(Israel) (F)	450,000	20,785,500

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Publishing 1.09%			8,313,750

McGraw-Hill Cos., Inc. (The)		225,000	8,313,750

Regional Banks 0.90%			6,892,900

BB&T Corp.		215,000	6,892,900

Restaurants 1.82%			13,942,500

McDonald's Corp.		250,000	13,942,500

Semiconductors 2.71%			20,764,500

Linear Technology Corp.		250,000	7,672,500
Microchip Technology, Inc.(L)		400,000	13,092,000

Soft Drinks 2.26%			17,315,365

PepsiCo, Inc.		239,825	17,315,365

Specialty Chemicals 1.06%			8,112,000

Rohm & Haas Co.		150,000	8,112,000

Steel 1.25%			9,551,340

Nucor Corp.		141,000	9,551,340

Systems Software 2.99%			22,863,759

Microsoft Corp.		523,050	14,844,159
Oracle Corp. (I)		410,000	8,019,600

Thrifts & Mortgage Finance 0.43%			3,290,000

Federal National Mortagage Association		125,000	3,290,000

Tobacco 2.41%			18,489,759

Altria Group, Inc.		254,050	5,639,910
Philip Morris International (I)		254,050	12,849,849

Wireless Telecommunication Services 0.96%			7,377,500

Vodofone Group Plc, ADR (United Kingdom) (F)		250,000	7,377,500

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 4.56%			$34,920,000

(Cost $34,920,000)

Joint Repurchase Agreement 3.74%			28,641,000

Joint Repurchase Agreement with Barclays Plc dated
3-31-2008 at 1.45% to be repurchased at $28,642,154 on
4-1-2008, collateralized by $24,053,110 U.S. Treasury Inflation
Indexed Bond, 2.375%, due 1-15-2025 (valued at $29,213,820
including interest)	1.450%	28,641	28,641,000

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

		Shares
Cash Equivalents 0.82%			6,279,000

John Hancock Cash Investment Trust (T)(W)	2.96% (Y)	6,279,000	6,279,000

Total investments (Cost $592,671,252)† 100.89%			$772,497,637

Other assets and liabilities, net (0.89%)			($6,850,544)

Total net assets 100.00%			$765,647,093

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Sovereign Investors Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes was $592,671,252. Gross unrealized appreciation and depreciation of investments aggregated $198,966,903 and $19,140,518 respectively, resulting in net unrealized appreciation of $179,826,385.

Notes to Schedule of Investments - Page 5

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$698,840,957	–

Level 2 – Other Significant Observable Inputs	73,656,680	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$772,497,637	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 6

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1 3/08
5/08

John Hancock

MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 13.23%					$75,378,875

(Cost $74,798,254)

Airlines 0.33%					1,874,894

Delta Airlines, Inc.,
Pass Thru Ctf Equip Trust (S)	6.821%	08-10-22	A-	$1,946	1,874,894

Broadcasting & Cable TV 0.18%					1,011,956

Comcast Cable Communications LLC,
Gtd Sr Note	6.200	11-15-08	BBB+	1,000	1,011,956

Casinos & Gaming 0.13%					712,500

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	1,000	712,500

Computer & Electronics Retail 0.89%					5,072,445

Hewlett-Packard Co.,
Sr Note	4.500	03-01-13	A	5,000	5,072,445

Consumer Electronics 0.89%					5,094,525

Koninklijke (Royal) Philips Electronics NV,
Sr Note (Netherlands) (F)	5.750	03-11-18	A-	5,000	5,094,525

Consumer Finance 0.18%					1,004,477

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA-	1,000	1,004,477

Diversified Chemicals 0.88%					4,989,360

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	5,000	4,989,360

Diversified Financial Services 0.66%					3,756,577

Beaver Valley Funding Corp.,
Sec Lease Oblig Bond	9.000	06-01-17	BBB-	980	1,089,691
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	700	625,440
General Electric Capital Corp.,
Sub Deb (6.375% to 11/15/17 then variable)
(P)	6.375	11-15-67	AA+	1,000	978,519
Sr Note Ser A	6.125	02-22-11	AAA	1,000	1,062,927

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Electric Utilities 2.16%					12,303,880

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 99-A	9.000	01-02-17	BB+	1,790	1,853,080
Duke Energy Carolinas LLC,
Sec 1st Ref Mtg Bond	5.250	01-15-18	A	1,000	1,019,079
Florida Power Corp.,
Sec 1st Mtg Note Ser A	5.800	09-15-17	A-	1,205	1,278,726
Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,050,077
Pacific Gas & Electric Co.,
Sr Note	5.625	11-30-17	BBB+	5,000	5,136,430
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB	1,944	1,966,488

Electrical Components & Equipment 0.31%					1,767,820

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,767,820

Health Care Distributors 0.07%					391,667

Covidien International Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	6.000	10-15-17	A-	380	391,667

Health Care Services 0.71%					4,029,890

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	A-	3,000	3,014,910
UnitedHealth Group, Inc.,
Sr Note	5.500	11-15-12	A-	1,000	1,014,980

Household Products 0.88%					5,017,070

Clorox Co. (The),
Sr Note	5.000	03-01-13	BBB+	5,000	5,017,070

Industrial Conglomerates 0.16%					930,000

Grupo Kuo SAB de CV,
Gtd Sr Note (Mexico) (F)(S)	9.750	10-17-17	BB-	1,000	930,000

Investment Banking & Brokerage 0.51%					2,917,095

Lehman Brothers Holdings, Inc.,
Sr Note	5.625	01-24-13	A+	3,000	2,917,095

Life & Health Insurance 0.61%					3,494,684

Prudential Financial, Inc.,
Sr Note	5.150	01-15-13	A+	3,500	3,494,684

Multi-Line Insurance 0.34%					1,962,682

American International Group, Inc.,
Sr Note	5.850	01-16-18	AA	2,000	1,962,682

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Multi-Utilities 0.42%					2,397,450

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,397,450

Oil & Gas Drilling 0.20%					1,123,444

Western Oil Sands, Inc.,
Gtd Sr Sec Note (Canada) (F)	8.375	05-01-12	BBB+	1,000	1,123,444

Oil & Gas Storage & Transportation 1.05%					6,001,155

Kinder Morgan Enegry Partners LP,
Sr Note	5.950	02-15-18	BBB	5,000	4,951,810
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	14,905
NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB-	1,000	1,034,440

Paper Products 0.00%					6,869

Norske Skogindustrier ASA,
Sr Note (Norway) (F)(S)	7.625	10-15-11	BB	7	6,869

Pharmaceuticals 0.18%					1,046,201

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	1,000	1,046,201

Railroads 0.53%					3,018,377

Burlington North Santa Fe Corp.,
Sr Note	5.750	03-15-18	BBB	2,000	2,005,928
Union Pacific Corp.,
Sr Note	5.750	11-15-17	BBB	1,000	1,012,449

Specialized Finance 0.00%					14,004

Principal Life Global Funding I,
Sec Note (S)	6.250	02-15-12	AA	13	14,004

Thrifts & Mortgage Finance 0.96%					5,439,853

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-17 Class 1X3 IO
(P)	2.067	06-25-35	AAA	68,538	2,184,650
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1 Class M1 (S)	7.629	04-25-37	BB	1,000	750,000
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO	3.388	08-19-45	AAA	14,420	486,682
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-Q02 Class X IO	1.200	09-25-45	AAA	21,182	542,788
Wells Fargo Mortgage-Backed Securities
Trust,
Mtg Pass Thru Ctf Ser 2006-AR12
Class 1A1(P)	6.023	09-25-36	Aaa	1,541	1,475,733

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 58.91%		$335,762,911

(Cost $315,240,349)

Agricultural Products 6.02%		34,341,599

Archer-Daniels-Midland Co.	406,580	16,734,833
Argenco Ltd. (Bermuda) (F)(I)	2,194,070	6,564,579
Bunge Ltd. (Bermuda) (F)	127,097	11,042,187

Airlines 0.56%		3,170,647

Northwest Airlines Corp. (I)	352,686	3,170,647

Aluminum 3.27%		18,662,494

Alcoa, Inc.	417,843	15,067,419
Norsk Hydro ASA (Norway) (F)	246,238	3,595,075

Biotechnology 1.07%		6,114,443

Amgen, Inc. (I)	122,991	5,138,564
OSI Pharmaceuticals, Inc. (I)	26,100	975,879

Broadcasting & Cable TV 0.30%		1,701,717

Liberty Global, Inc. (Class A) (I)	49,933	1,701,717

Communications Equipment 1.35%		7,724,606

3Com Corp. (I)	467,353	1,070,238
Corning, Inc.	276,804	6,654,368

Construction & Engineering 1.27%		7,227,769

KBR, Inc. (I)	260,648	7,227,769

Data Processing & Outsourced Services 0.54%		3,102,962

Wright Express Corp. (I)	100,975	3,102,962

Diversified Chemicals 1.44%		8,208,924

Bayer AG (Germany) (F)	102,407	8,208,924

Diversified Metals & Mining 1.52%		8,674,406

FNX Mining Co., Inc. (Canada) (F)(I)	11,775	330,496
Freeport-McMoRan Copper & Gold, Inc.
(Class B)	86,717	8,343,910

Electric Utilities 0.15%		841,474

British Energy Group Plc (United Kingdom)
(F)	64,942	841,474

Gas Utilities 3.27%		18,668,945

Equitable Resources, Inc.	200,949	11,835,896
Southern Union Co.	293,642	6,833,049

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Gold 4.68%		26,651,882

Barrick Gold Corp. (Canada) (F)	226,956	9,861,238
Franco-Nevada Corp. (Canada) (F)(I)	136,829	2,699,388
Franco-Nevada Corp. (Canada) (F)(I)(S)	173,417	3,421,203
Newmont Mining Corp.	235,542	10,670,053

Health Care Equipment 0.08%		441,496

Kinetic Concepts, Inc. (I)	9,550	441,496

Industrial Gases 0.17%		999,900

Brazil Ethanol, Inc. (I)	111,100	999,900

Insurance Brokers 1.90%		10,810,287

Willis Group Holdings Ltd. (Bermuda) (F)	321,639	10,810,287

Integrated Oil & Gas 5.59%		31,850,265

SandRidge Energy, Inc. (I)(S)	100,000	3,915,000
SandRidge Energy, Inc. (I)	42,559	1,666,185
Sasol Ltd. ADR (South Africa) (F)	314,511	15,219,187
Suncor Energy, Inc. (Canada) (F)	114,685	11,049,893

Integrated Telecommunication Services 0.66%		3,738,866

Chunghwa Telecom Co., Ltd. ADR (Taiwan) (F)	143,692	3,738,866

Internet Software & Services 1.42%		8,115,623

eBay, Inc. (I)	243,891	7,277,707
Knot, Inc. (The) (I)	71,312	837,916

Life & Health Insurance 1.80%		10,257,636

Prudential Financial, Inc.	131,088	10,257,636

Managed Health Care 0.73%		4,170,606

Aetna, Inc.	51,674	2,174,959
WellPoint, Inc. (I)	45,222	1,995,647

Marine 0.90%		5,105,094

Alexander & Baldwin, Inc.	57,407	2,473,094
Diana Shipping, Inc. (Marshall Islands)
(F)(L)	100,000	2,632,000
Oil & Gas Drilling 0.78%		4,471,605

Transocean, Inc. (Cayman Islands) (F)	33,074	4,471,605

Oil & Gas Equipment & Services 5.25%		29,910,357

Dresser-Rand Group, Inc. (I)	98,462	3,027,706
Halliburton Co.	78,799	3,099,165
Schlumberger Ltd.	93,156	8,104,572
Smith International, Inc.	161,284	10,359,271
Tenaris SA ADR (Luxembourg) (F)	106,713	5,319,643

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Oil & Gas Exploration & Production 4.56%		26,005,640

Canadian Natural Resources Ltd. (Canada)
(F)	73,007	4,983,458
Denbury Resources, Inc. (I)	259,200	7,400,160
Plains Exploration & Production Co. (I)	18,876	1,003,071
Southwestern Energy Co. (I)	201,800	6,798,642
Talisman Energy, Inc. (Canada) (F)	328,831	5,820,309

Oil & Gas Storage & Transportation 1.18%		6,702,492

Williams Cos., Inc. (The)	203,229	6,702,492

Packaged Foods & Meats 1.09%		6,227,389

Sadia SA ADR (Brazil) (F)(L)	350,050	6,227,389

Paper Products 0.10%		576,000

Boise, Inc. (I)(L)	90,000	576,000

Pharmaceuticals 0.72%		4,086,262

Endo Pharmaceuticals Holdings, Inc. (I)	65,108	1,558,686
Novartis AG ADR (Switzerland) (F)	35,870	1,837,620
Shire Plc ADR (United Kingdom) (F)	11,904	689,956

Precious Metals & Minerals 0.91%		5,167,656

Silver Standard Resources, Inc. (Canada)
(F)(I)(L)	170,381	5,167,656

Property & Casualty Insurance 1.74%		9,899,864

Berkshire Hathaway, Inc. (Class B) (I)	1,353	6,051,834
Progressive Corp. (The)	153,341	2,464,190
White Mountains Insurance Group Ltd.
(Bermuda) (F)	2,883	1,383,840

Publishing 0.31%		1,748,684

New York Times Co. (The) (Class A) (L)	92,621	1,748,684

Specialized Finance 1.00%		5,672,873

Bovespa Holdings SA (Brazil) (F)	261,807	3,528,658
Nymex Holdings, Inc.	23,659	2,144,215

Systems Software 2.41%		13,747,783

Microsoft Corp.	484,418	13,747,783

Water Utilities 0.17%		964,665

Companhia de Saneamento Basico do Estado
de Sao Paulo ADR (Brazil) (F)	21,761	964,665

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.72%					$4,112,939
(Cost $4,000,000)

Government U.S. Agency 0.17%					962,000

Fannie Mae, 8.25% (P)			AA-	40,000	962,000

Oil & Gas Exploration & Production 0.55%					3,150,939

Lasmo America Ltd., 8.15%, Ser A (S)			A+	30,000	3,150,939

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agency securities 21.23%					$120,993,848
(Cost $117,704,381)

Government U.S. 11.39%					64,911,293

Treasury Bill,
Deb	Zero %	06-12-08	AAA	$15,000	14,963,850
United States Treasury,
Bond (L)	6.000	02-15-26	AAA	6,500	7,873,125
Bond (L)	5.375	02-15-31	AAA	675	780,679
Inflation Indexed Note (L)	2.500	07-15-16	AAA	2,090	2,354,419
Inflation Indexed Note (L)	1.875	07-15-13	AAA	5,745	6,197,008
Note (L)	4.875	05-31-08	AAA	500	502,813
Note (L)	4.875	04-30-11	AAA	9,000	9,805,779
Note (L)	4.250	10-15-10	AAA	5,000	5,325,000
Note (L)	4.250	11-15-13	AAA	2,000	2,182,500
Note (L)	4.000	08-31-09	AAA	3,000	3,102,657
Note (L)	4.000	03-15-10	AAA	2,000	2,091,562
Note	3.375	11-30-12	AAA	6,000	6,250,782
Note	2.625	07-15-17	AAA	3,055	3,481,119

Government U.S. Agency	9.84%				56,082,555

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	1	800
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	34	35,641
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	24	25,292
15 Yr Pass Thru Ctf	5.000	01-01-23	AAA	2,952	2,983,343
15 Yr Pass Thru Ctf	5.000	03-01-23	AAA	8,000	8,083,806
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	469	469,156
15 Yr Pass Thru Ctf	4.500	03-01-23	AAA	5,000	4,977,187
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	11	11,513
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	11	12,022
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	14,032
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	6	6,443
30 Yr Pass Thru Ctf	5.725	08-01-37	AAA	898	911,169
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	3,000	3,031,226
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,000	5,052,042

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	3,797	3,836,196
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	2,000	1,981,231
Note (L)	6.000	05-15-11	AAA	1,500	1,639,913
Note (L)	5.125	04-15-11	AAA	1,000	1,066,620
Sr Note	5.750	03-15-09	AAA	5,000	5,163,235
Sr Note	5.125	07-13-09	AAA	8,000	8,287,584
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01-01-23	AAA	4,850	4,824,485
Financing Corp.,
Bond	9.650	11-02-18	AAA	1,790	2,618,133
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,193
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	166	173,663
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	823	874,630

Issuer				Shares	Value
Warrants 0.01%					$78,606

(Cost $156,678)

Paper Products 0.01%					78,606

Boise, Inc. (I)				70,816	78,606

	Interest			Par value
Issuer, description, maturity date	rate			(000)	Value
Short-term investments 15.28%					$87,099,334

(Cost $87,099,334)

Joint Repurchase Agreement 5.66%					32,277,000

Joint Repurchase Agreement with Barclays
Plc dated 3-31-08 at 1.450% to be
repurchased at $32,278,300 on 4-1-08,
collateralized by $27,106,673 U.S.
Treasury Inflation Indexed Bond, 2.375%,
due 1-15-25 (valued at $32,922,540,
including interest)	1.450%			$32,277	32,277,000

				Shares

Cash Equivalents 9.62%					54,822,334

John Hancock Cash Investment Trust (T)(W)	2.96% (Y)			54,822,334	54,822,334

Total investments (Cost $598,998,996)† 109.38%					$623,426,513

Other assets and liabilities, net (9.38%)					($53,455,196)

Total net assets 100.00%					$569,971,317

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Balanced Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless otherwise indicated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,114,456 or 2.83% of the Fund's net assets as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes was $599,784,375. Gross unrealized appreciation and depreciation of investments aggregated $40,085,774 and $16,443,636, respectively, resulting in net unrealized appreciation of $23,642,138.

Notes to Schedule of Investments - Page 9

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$294,662,424	–

Level 2 – Other Significant Observable Inputs	321,043,677	–

Level 3 – Significant Unobservable Inputs	7,720,412	–

Total	$623,426,513	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$4,427,667	–

Accrued discounts/premiums	(100,668)	–

Realized gain (loss)	(92,155)	–

Change in unrealized appreciation (depreciation)	(300,297)	–

Net purchases (sales)	2,785,965	–

Transfers in and/or out of Level 3	999,900	–

Balance as of 3/31/08	$7,720,412	–

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 10

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 11

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q1 3/08
5/08

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 0.64%					$16,133,909

(Cost $16,633,903)

Airlines 0.03%					770,000

Northwest Airlines Corp.,
Conv Sr Note (G)	Zero %	11-15-23	D	$3,000	82,500
Gtd Conv Sr Note (G)	Zero	05-15-23	D	25,000	687,500

Thrifts & Mortgage Finance 0.61%					15,363,909

American Home Mortgage Investment
Trust,
CMO-REMIC Ser 2007-1-GIOP IO (P)	2.166	05-25-47	AAA	74,278	4,317,414
Harborview Mortgage Loan Trust,
CMO-REMIC Ser 2005-10-X IO (P)	3.605	11-19-35	AAA	170,901	5,821,327
Residential Accredit Loans, Inc.,
CMO-REMIC Ser 2005-Q02-X IO (P)	1.200	09-25-45	AAA	203,909	5,225,168

Issuer				Shares	Value

Common stocks 88.55%					$2,247,340,199

(Cost $2,006,275,154)

Agricultural Products 8.63%					219,135,057

Archer-Daniels-Midland Co.				2,611,782	107,500,947
Bunge Ltd. (Bermuda) (F)				1,284,923	111,634,110

Airlines 0.36%					9,036,946

Northwest Airlines Corp. (I)				1,005,222	9,036,946

Aluminum 2.70%					68,577,022

Alcoa, Inc.				1,704,159	61,451,974
Norsk Hydro ASA (Norway) (F)				488,017	7,125,048

Biotechnology 0.54%					13,766,213

OSI Pharmaceuticals, Inc. (I)(L)				368,179	13,766,213
Coal & Consumable Fuels 0.05%					1,381,760

International Coal Group, Inc.
(I)(L)				217,600	1,381,760
Communications Equipment 0.77%					19,485,502

Corning, Inc.				810,545	19,485,502

Construction & Engineering 0.92%					23,276,839

KBR, Inc. (I)				839,410	23,276,839

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Data Processing & Outsourced Services 0.86%		21,868,974

Wright Express Corp. (I)	711,649	21,868,974

Diversified Chemicals 1.00%		25,502,037

Bayer AG (Germany) (F)	318,140	25,502,037

Diversified Metals & Mining 4.64%		117,827,898

Avalon Ventures Ltd. (Canada)
(F)(K)	665,280	648,137
Freeport-McMoRan Copper & Gold,
Inc. (Class B)	1,163,431	111,945,331
Nothern Dynasty Minerals Ltd.
(Canada) (F)(L)	457,970	4,199,585
Titanium Resources Group Ltd.
(British Virgin Islands) (F)(I)	948,050	1,034,845

Gas Utilities 4.69%		119,060,048

Equitable Resources, Inc.	2,021,393	119,060,048

Gold 15.33%		389,059,917

Agnico-Eagle Mines Ltd. (Canada)
(F)	90,450	6,124,370
Aurelian Resources, Inc. (Canada)
(F)(I)	1,008,584	9,049,694
Barrick Gold Corp. (Canada) (F)	2,676,040	116,273,938
Franco-Nevada Corp. (Canada) (F)(I)	1,916,455	37,808,187
Franco-Nevada Corp. (Canada)
(F)(I)(S)	912,553	18,003,018
Goldcorp, Inc. (Canada) (F)	931,086	36,079,583
Kinross Gold Corp. (Canada) (F)	797,858	17,640,640
Lihir Gold Ltd. (Papua New Guinea)
(F)	8,410,733	26,838,125
Newmont Mining Corp.	2,348,717	106,396,880
NovaGold Resources, Inc. (Canada)
(F)(L)	1,925,484	14,845,482

Health Care Equipment 0.11%		2,844,234

NMT Medical, Inc. (I)	733,050	2,844,234

Industrial Gases 0.18%		4,500,000

Brazil Ethanol, Inc. (I)(S)	500,000	4,500,000

Integrated Oil & Gas 9.75%		247,484,833

Petroleo Brasileiro SA (Brazil) (F)	106,876	10,913,108
SandRidge Energy, Inc. (I)(S)	350,000	13,702,500
SandRidge Energy, Inc. (I)	87,350	3,419,753
Sasol Ltd. ADR (South Africa) (F)	1,994,715	96,524,259
Suncor Energy, Inc. (Canada) (F)	1,275,820	122,925,213

Managed Health Care 1.22%		30,882,706

Aetna, Inc.	392,258	16,510,139
WellPoint, Inc. (I)	325,687	14,372,567

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Oil & Gas Drilling 3.69%		93,557,048

Transocean, Inc. (Cayman Islands)
(F)	691,990	93,557,048

Oil & Gas Equipment & Services 6.04%		153,277,751

BJ Services Co.	225,550	6,430,430
Halliburton Co.	444,500	17,482,185
Schlumberger Ltd.	214,924	18,698,388
Smith International, Inc.	1,722,976	110,666,748

Oil & Gas Exploration & Production 18.81%		477,317,044

Canadian Natural Resources Ltd.
(Canada) (F)	1,747,022	119,251,722
CNX Gas Corp. (I)	278,675	8,995,629
Delta Petroleum Corp. (I)(L)	267,950	6,039,593
Denbury Resources, Inc. (I)	2,208,460	63,051,533
McMoran Exploration Co. (I)(L)	162,989	2,818,080
Newfield Exploration Co. (I)	351,900	18,597,915
Petrolifera Petroleum Ltd.
(Canada) (F)(I)	40,817	361,863
Plains Exploration & Production
Co. (I)	1,514,384	80,474,366
Range Resources Corp.	188,285	11,946,683
Southwestern Energy Co. (I)	2,910,052	98,039,652
Talisman Energy, Inc. (Canada) (F)	3,645,665	64,528,271
Warren Resources, Inc.	270,576	3,211,737

Oil & Gas Storage & Transportation 1.59%		40,253,739

Williams Cos., Inc. (The)	1,220,550	40,253,739

Packaged Foods & Meats 1.00%		25,270,499

Sadia SA ADR (Brazil) (F)(L)	1,420,489	25,270,499

Personal Products 0.38%		9,553,221

American Oriental Bioengineering,
Inc. (I)	1,179,410	9,553,221

Pharmaceuticals 0.59%		14,982,061

Anesiva, Inc. (I)(L)	320,000	1,017,600
Elan Corp., Plc ADR (Ireland)
(F)(I)	60,402	1,259,986
Endo Pharmaceuticals Holdings,
Inc. (I)	482,000	11,539,080
Inspire Pharmaceuticals, Inc. (I)	302,700	1,165,395

Precious Metals & Minerals 2.74%		69,591,722

Apex Silver Mines Ltd. (I)(L)	826,300	10,014,756
Gammon Gold, Inc. (Canada)
(F)(I)(L)	224,800	1,688,248
Silver Standard Resources, Inc.
(Canada) (F)(I)(L)	1,908,629	57,888,718

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Property & Casualty Insurance 1.85%				47,016,081

Berkshire Hathaway, Inc. (Class
B) (I)			6,000	26,837,400
Progressive Corp. (The)			1,255,674	20,178,681

Water Utilities 0.11%				2,831,047

Companhia de Saneamento Basico do
Estado de Sao Paulo ADR (Brazil)
(F)			63,863	2,831,047

	Exercise	Expiration	Number of
Issuer	Price	Date	Contracts	Value
Options Purchased 2.35%				$59,761,200

(Cost $60,523,665)

Puts 1.63%				41,487,527

Alliance Data Systems Corp.	60	June-08	821	1,149,400
Alliance Data Systems Corp.	30	September-08	1,400	203,000
Alliance Data Systems Corp.	35	September-08	1,400	315,000
Alliance Data Systems Corp.	40	September-08	800	296,000
Alliance Data Systems Corp.	45	September-08	800	456,000
Capital One Financial Corp.	45	January-09	2,624	2,230,400
Federal National Mortgage Assoc.	35	January-09	2,783	3,520,495
Garmin Ltd.	60	July-08	2,171	2,279,550
Hewlett-Packard Co.	40	August-08	8,371	1,381,215
iShares Lehman 20+ Year Treasury
Bond Fund	89	September-08	5,870	1,335,425
iShares Lehman 20+ Year Treasury
Bond Fund	90	September-08	5,356	1,419,340
iShares Lehman 20+ Year Treasury
Bond Fund	91	September-08	5,865	1,876,800
iShares Lehman 20+ Year Treasury
Bond Fund	92	September-08	5,487	1,865,580
iShares Lehman 20+ Year Treasury
Bond Fund	93	September-08	4,813	1,828,940
iShares Lehman 20+ Year Treasury
Bond Fund	89	June-08	11,100	1,110,000
iShares Lehman 20+ Year Treasury
Bond Fund	90	June-08	8,877	1,020,855
iShares Lehman 20+ Year Treasury
Bond Fund	91	June-08	10,014	1,502,100
iShares Lehman 20+ Year Treasury
Bond Fund	92	June-08	9,901	1,831,685
iShares Lehman 20+ Year Treasury
Bond Fund	93	June-08	9,579	2,107,380
Lehman Brothers Securities	50	January-09	5,000	8,650,000
Research in Motion Ltd.	90	January-09	2,933	3,783,570
Texas Instruments, Inc.	28	July-08	8,078	1,324,792

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Calls 0.72%					18,273,673

U.S. Treasury		0.823	December-09	500,000	2,631,665
U.S. Treasury		0.82	December-09	1,000,000	5,309,540
U.S. Treasury		0.805	December-09	500,000	2,673,480
U.S. Treasury		1.03	January-10	500,000	2,111,150
U.S. Treasury		.0965	January-10	500,000	2,248,610
U.S. Treasury		1.275	March-10	250,000	813,935
Europe Swap Curve		0.680	January-10	1,000,000	1,982,650
Europe Swap Curve		0.675	March-10	250,000	502,643

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agency securities 1.18%					$29,993,940

(Cost $29,987,400)

Government U.S. 1.18%					29,993,940

Treasury Bill,
Disc Note	Zero%	04-10-08	AAA	$30,000	29,993,940

Issuer				Shares	Value
Warrants 0.00%					$11,838

(Cost $0)

Diversified Metals & Mining 0.00%					11,838

Avalon Ventures Ltd.
(Canada) (B)(F)(I)				332,640	11,838

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value
Short-term investments 8.42%					$213,829,518

(Cost $213,829,518)

Joint Repurchase Agreement 5.89%					149,611,000

Joint Repurchase Agreement with
Barclays Plc dated 3-31-08
at 1.450% to be repurchased
at $149,617,026 on 4-1-08,
collateralized by $125,645,397 U.S.
Treasury Inflation Indexed Bond,
2.375%, due 1-15-25 (valued
at $152,603,220, including interest)			1.450%	$149,611	149,611,000

				Shares

Cash Equivalents 2.53%					64,218,518

John Hancock Cash Investment Trust
(T)(W)			2.96% (Y)	64,218,518	64,218,518

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Total investments (Cost $2,327,249,640)† 101.14%	$2,567,070,604

Other assets and liabilities, net (1.14%)	($29,034,607)

Total net assets 100.00%	$2,538,035,997

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Large Cap Equity Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

Gtd Guaranteed

IO Interest only (carries notional principal amount)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $11,838 or 0.00% of the Fund's net assets as of March 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	March 31, 2008

Avalon Ventures Ltd.	11-21-07	$1,067,092	0.03%	$648,137

(L) All or a portion of this security is on loan as of March 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $36,205,518 or 1.43% of the Fund's net assets as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments for Federal income tax purposes, was $2,327,249,640. Gross unrealized appreciation and depreciation of investments aggregated $330,824,199 and $91,003,235, respectively, resulting in net unrealized appreciation of $239,820,964.

Notes to Schedule of Investments - Page 7

John Hancock
Large Cap Equity Fund
Summary of written options outstanding on
March 31, 2008 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

PUTS
eBay, Inc.	1,717	$25	01-20-09	$ (382,891)

Written options for the three months ended March 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Outstanding, beginning of period	--	--
Options written	10,000	2,684,958
Options closed	(8,283)	(2,223,951)
Options expired	--	--
Options exercised	--	--

Outstanding, end of period	1,717	$461,007

Summary of forward foreign currency contracts outstanding on March 31, 2008 (unaudited)

			Unrealized
	Principal amount	Settlement	Appreciation
Currency	covered by contract	date	(depreciation)

Buys

Pound Sterling	23,783,040	6/30/08	($294,482)
Pound Sterling	9,842,000	6/30/08	(198,434)
Japanese Yen	17,020,000,000	6/30/08	12,488,928
Japanese Yen	40,062,879,900	6/30/08	13,961,867
Japanese Yen	6,300,813,670	6/30/08	2,118,066
Japanese Yen	4,753,889	6/30/08	(108,740)

			$27,967,205

Sells

Canadian Dollar	68,042,598	6/30/08	$711,178
Canadian Dollar	387,720,390	6/30/08	12,950,593
Canadian Dollar	60,935,489	6/30/08	2,155,884
Euro	17,799,561	6/30/08	(1,874,229)
Pound Sterling	33,625,040	6/30/08	(1,290,125)
Japanese Yen	24,491,815,698	6/30/08	(6,530,910)
Japanese Yen	9,465,443,444	6/30/08	(2,157,548)
Japanese Yen	4,663,978,025	6/30/08	1,015,554

			$4,980,397

Total			$32,947,602

Summary of written options - Page 8

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$1,488,259,921	($382,891)

Level 2 – Other Significant Observable Inputs	1,058,259,274	32,947,602

Level 3 – Significant Unobservable Inputs	20,551,409	–

Total	$2,567,070,604	$32,564,711

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$2,063,471	–

Accrued discounts/premiums	(633,240)	–

Realized gain (loss)	–	–

Change in unrealized appreciation (depreciation)	466,179	–

Net purchases (sales)	15,297,353	–

Transfers in and/or out of Level 3	3,357,646	–

Balance as of 3/31/08	$20,551,409	–

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 9

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 10

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q1 3/08
5/08

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 99.10%		$505,666,273

(Cost $605,999,390)

Agricultural Products 5.58%		28,487,205

Agrenco Ltd. (Brazil) (F)(I)	5,380,000	16,096,769
Corn Products International, Inc.	165,045	6,129,771
Shermen WSC Acquistion Corp. (I)	1,115,983	6,260,665

Air Freight & Logistics 0.09%		461,617

Log-in Logistica Intermodal SA (Brazil) (F)(I)	90,000	461,617

Airlines 2.19%		11,152,608

Continental Airlines, Inc. (Class B) (I)	306,042	5,885,188
Pinnacle Airlines Corp. (I)(L)	603,370	5,267,420

Apparel Retail 0.91%		4,623,624

Joe's Jeans, Inc. (I)	1,791,758	2,042,604
NexCen Brands, Inc. (I)	752,484	2,581,020

Application Software 1.13%		5,745,301

Sonic Solutions (I)(L)	595,368	5,745,301

Automotive Retail 2.46%		12,539,028

Dollar Thrifty Automotive Group, Inc. (I)	326,238	4,449,886
Group 1 Automotive, Inc. (L)	344,512	8,089,142

Broadcasting & Cable TV 0.73%		3,748,616

DG Fastchannel, Inc. (I)	195,444	3,748,616

Computer Storage & Peripherals 2.16%		11,024,781

Brocade Communications Systems, Inc. (I)	1,510,244	11,024,781

Data Processing & Outsourced Services 5.73%		29,216,056

Wright Express Corp. (I)	950,734	29,216,056

Diversified Banks 1.51%		7,710,730

Northeast Community Bancorp, Inc.	367,300	4,345,159
Pinetree Capital Ltd. (Canada) (F)(I)	1,103,703	3,365,571

Diversified Chemicals 0.67%		3,399,747

Omnova Solutions, Inc. (I)	852,067	3,399,747

Diversified Commercial & Professional Services 0.81%		4,115,865

Global Brands Acquisition Corp.	424,316	4,115,865

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Diversified Metals & Mining 9.05%		46,196,966

Anvil Mining Ltd. (Australia) (F)(I)	387,907	4,667,204
FNX Mining Co., Inc. (Canada) (F)(I)	770,877	21,636,676
Massey Energy Co.	232,850	8,499,025
Minefinders Corp. Ltd. (Canada) (F)(I)(L)	812,661	9,979,477
Sherritt International Corp. (Canada) (F)	100,000	1,414,584

Food Distributors 6.28%		32,035,927

Sadia SA, ADR (Brazil) (F)(L)	605,436	10,770,707
Seaboard Corp.	13,588	21,265,220

Food Retail 3.90%		19,910,990

Diamond Foods, Inc. (W)	1,097,629	19,910,990

Footwear 1.35%		6,910,709

Prime Success International Group Ltd. (Hong Kong) (F)	12,807,373	6,910,709

Gas Utilities 1.70%		8,697,727

Brazil Ethanol, Inc. (Brazil) (F)(I)	129,462	1,165,158
Southern Union Co.	323,703	7,532,569

Gold 1.94%		9,913,200

Gammon Gold, Inc. (Canada) (F)(I)(L)	1,320,000	9,913,200

Health Care Equipment 0.42%		2,155,604

NMT Medical, Inc. (I)(L)	555,568	2,155,604

Health Care Technology 2.71%		13,838,688

American Oriental Bioengineering, Inc. (I)	1,512,875	12,254,288
Flamel Technologies SA (France) (F)(L)	170,000	1,584,400

Insurance Brokers 3.59%		18,315,693

eHealth, Inc. (I)	172,964	3,817,316
Zenith National Insurance Corp.	404,305	14,498,377

Integrated Telecommunication Services 1.44%		7,358,567

MRV Communications, Inc. (I)(L)	5,371,217	7,358,567

Internet Software & Services 7.87%		40,153,701

Knot, Inc. (The) (I)(L)(W)	1,853,447	21,778,002
RADVision Ltd. (Israel) (F)(I)	346,410	2,286,306
RealNetworks, Inc. (I)	2,807,922	16,089,393

Investment Banking & Brokerage 1.79%		9,144,090

TradeStation Group, Inc. (I)	1,073,250	9,144,090

Marine 7.93%		40,471,616

Alexander & Baldwin, Inc.	213,450	9,195,426
Diana Shipping, Inc. (Marshall Islands) (F)(L)	687,937	18,106,502
Great Lakes Dredge & Dock Co. (I)	196,338	1,015,068
Oceanfreight, Inc. (Greece) (F)(I)	555,259	12,154,620

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Multi-Utilities 0.61%		3,136,266

Aquila, Inc. (I)	977,030	3,136,266

Networking Equipment 0.85%		4,352,452

3Com Corp. (I)	1,900,634	4,352,452

Oil & Gas Exploration & Production 9.97%		50,872,976

Plains Exploration & Production Co. (I)	294,498	15,649,624
Synenco Energy, Inc. (Canada) (F)(I)	602,023	4,252,196
TXCO Resources, Inc. (I)(L)	1,316,708	16,300,845
Warren Resources, Inc. (I)(L)	1,235,915	14,670,311

Oil & Gas Refining & Marketing 0.29%		1,454,275

Western Refining, Inc. (L)	107,964	1,454,275

Paper Products 0.95%		4,851,450

Boise, Inc. (I)(L)	758,039	4,851,450

Pharmaceuticals 3.27%		16,672,761

Anesiva, Inc. (I)(L)	481,745	1,531,949
Novabay Pharmaceuticals, Inc. (I)	582,601	1,310,852
Nu Skin Enterprises, Inc.	681,460	12,279,909
Vanda Pharmaceuticals, Inc. (L)	400,530	1,550,051

Precious Metals & Minerals 0.74%		3,771,635

Apex Silver Mines Ltd. (I)	311,191	3,771,635

Publishing 0.44%		2,265,600

New York Times Co. (The) (Class A) (L)	120,000	2,265,600

Restaurants 3.07%		15,640,279

Carrols Restaurant Group, Inc. (I)(W)	1,751,431	15,640,279

Semiconductors 0.56%		2,846,838

Kopin Corp. (I)	1,070,240	2,846,838

Systems Software 1.25%		6,358,529

Descartes Systems Group, Inc. (The) (Canada) (F)(I)	1,823,104	6,358,529

Thrifts & Mortgage Finance 1.59%		8,091,242

Brookline Bancorp, Inc.	704,812	8,091,242

Water Utilities 1.57%		8,023,314

PICO Holdings, Inc. (I)(L)	265,409	8,023,314

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer		Shares	Value
Warrants 0.16%			$816,871

(Cost $1,715,679)

Agricultural Products 0.07%			341,257

Shermen WSC Acquisition Corp. (I)		2,625,054	341,257

Paper Products 0.09%			475,614

Boise, Inc. (I)		428,481	475,614

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 14.39%			$73,412,117

(Cost $73,412,117)

Joint Repurchase Agreement 0.04%			204,000

Joint Repurchase Agreement transaction with Barclays Plc
dated 3-31-08 at 1.450% to be repurchased at $204,008 on
4-1-08, collateralized by $171,322, U.S. Inflation Indexed
Bond 2.375%, due 1-15-25 (valued at $208,088,
including interest)	1.450%	204	204,000
		Shares
Cash Equivalents 14.35%			73,208,117

John Hancock Cash Investment Trust (T)(W)	2.960% (Y)	73,208,117	73,208,117

Total investments (Cost $681,127,186)† 113.65%			$579,895,261

Other assets and liabilities, net (13.65%)			($69,639,697)

Total net assets 100.00%			$510,255,564

The percentage shown for each investment category is the
total value of that category as a percentage of the net assets of the Fund.

John Hancock
Small Cap Intrinsic Value Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or the Fund holds 5% or more of the outstanding voting securities of the issuer.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments for Federal income tax purposes, was $681,127,186. Gross unrealized appreciation and depreciation of investments aggregated $14,649,397 and $115,881,322, respectively, resulting in net unrealized depreciation of $101,231,925.

Transactions in securities of affiliated issuers (unaudited)

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended March 31, 2008 is set forth below.

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	Value
Carrols Restaurant Group, Inc.
bought: none, sold: none	1,751,431	1,751,431	—	—	$15,640,279
Diamond Foods, Inc.
bought: 240,742 shares, sold: none	856,887	1,097,629	—	$49,393	19,910,990
Knot, Inc. (The)
bought: 143,800 shares, sold: none	1,709,647	1,853,447	—	—	21,778,002

Total			—	$49,393	$57,329,271

Notes to Schedule of Investments - Page 5

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$513,819,255	–

Level 2 – Other Significant Observable Inputs	64,910,848	–

Level 3 – Significant Unobservable Inputs	1,165,158	–

Total	$579,895,261	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	–	–

Accrued discounts/premiums	–	–

Realized gain (loss)	–	–

Change in unrealized appreciation (depreciation)	–	–

Net purchases (sales)	–	–

Transfers in and/or out of Level 3	$1,165,158	–

Balance as of 3/31/08	$1,165,158	–

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 6

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 7

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q1 3/08
5/08

John Hancock
MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 92.94%		$84,998,431

(Cost $87,921,173)

Bermuda 3.78%		3,458,293

Bunge Ltd. (Agricultural Products)	21,432	1,862,012
China Green (Holdings) Ltd.
(Agricultural Products)	142,212	158,639
GP Investments Ltd. (Investment
Banking & Brokerage)	31,767	964,035
Road King Infrastructure Ltd.
(Highways & Railtracks)	417,545	473,607

Brazil 17.87%		16,345,343

Agrenco Ltd. (Diversified Commercial
& Professional Services) (I)	2,125,530	6,359,510
Companhia de Saneamento Basico do
Estado de Sao Paulo (Water Utilites)	58,307	2,584,749
Log-in Logistica Intermodal SA (Air
Freight & Logistics)	516,446	2,648,894
Minerva SA (Packaged Foods &
Meats) (I)	508,912	2,247,716
Petroleo Brasileiro SA ADR
(Integrated Oil & Gas)	8,127	829,848
Sadia SA ADR (Packaged Foods & Meats)
(L)	94,133	1,674,626

Canada 25.92%		23,702,555

Barrick Gold Corp. (Gold)	40,807	1,773,064
Canadian Natural Resources Ltd. (Oil
& Gas Exploration & Production)	65,556	4,474,853
Franco-Nevada Corp. (Gold) (I)	404,988	7,989,680
Franco-Nevada Corp. (Gold) (I)(S)	14,030	276,786
Goldcorp, Inc. (Gold)	29,343	1,137,041
Silver Standard Resources, Inc.
(Precious Metals & Minerals) (I)	82,900	2,514,357
Suncor Energy, Inc. (Integrated Oil &
Gas)	26,961	2,597,689
Talisman Energy, Inc. (Oil & Gas
Exploration & Production)	166,050	2,939,085

Cayman Islands 2.34%		2,144,110

Apex Silver Mines Ltd. (Precious
Metals & Minerals) (I)	148,465	1,799,396
China Fishery Group Ltd. (Packaged
Foods & Meats)	313,000	344,714

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

China 0.23%		207,284

Tongjitang Chinese Medicines Co. ADR
(Pharmaceuticals) (I)	25,217	207,284

France 2.19%		2,004,039

Rhodia SA (Specialty Chemicals) (I)	85,988	2,004,039

Germany 3.13%		2,863,140

Adidas-Salomon AG (Apparel,
Accessories & Luxury Goods)	43,299	2,863,140

India 0.16%		145,840

Sanghvi Movers Ltd. (Trading
Companies & Distributors)	26,805	145,840

Indonesia 0.16%		143,094

PT Multi Indocitra Tbk (Distributors)	1,829,413	143,094

Luxembourg 0.80%		728,740

Acergy SA (Oil & Gas Equipment &
Services)	33,888	728,740

Marshall Islands 0.75%		687,481

Navios Maritime Holdings, Inc.
(Marine)	74,082	687,481

Norway 5.15%		4,715,669

Norsk Hydro ASA ADR (Aluminum)	322,991	4,715,669

Papua New Guinea 1.23%		1,122,783

Lihir Gold Ltd. (Gold) (I)	351,866	1,122,783

Singapore 0.21%		190,578

Golden Agri-Resources Ltd.
(Agricultural Products)	260,034	190,578

South Africa 4.47%		4,088,616

Sasol Ltd. ADR (Integrated Oil & Gas)	84,493	4,088,616

South Korea 0.07%		63,078

Samyang Genex Co., Ltd. (Packaged
Foods & Meats)	1,125	63,078

United States 24.48%		22,387,788

American Oriental Bioengineering,
Inc. (Personal Products) (I)(L)	458,243	3,711,768
Archer-Daniels-Midland Co.
(Agricultural Products)	104,502	4,301,302
Berkshire Hathaway, Inc. (Class B)
(Property & Casualty Insurance) (I)	10	44,729

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Equitable Resources, Inc. (Gas
Utilities)			104,977	6,183,145
Freeport-McMoRan Copper & Gold, Inc.
(Class B) (Diversified Metals &
Mining)			35,964	3,460,456
Southwestern Energy Co. (Oil & Gas
Exploration & Production) (I)			113,442	3,821,861
Wright Express Corp. (Diversified
Commercial & Professional
Services) (I)			28,133	864,527

	Exercise	Expiration	Number of
Issuer	Price	Date	Contracts	Value
Purchased options 1.47%				$1,344,242

(Cost $1,724,667)

United States 1.03%				945,136

Alliance Data Systems	60	June-08	30	42,000
Alliance Data Systems	30	September-08	100	14,500
Alliance Data Systems	35	September-08	140	31,500
Alliance Data Systems	40	September-08	100	37,000
Alliance Data Systems	45	September-08	60	34,200
Federal Nationl Mortgage Assoc.	35	January-09	21	26,565
Garmin Ltd.	60	July-08	100	105,000
Hewlett-Packard Co.	40	August-08	251	41,415
ISHARES Lehman 20+ Year Treasury Bond
Fund	89	September-08	193	43,907
ISHARES Lehman 20+ Year Treasury Bond
Fund	90	September-08	176	46,640
ISHARES Lehman 20+ Year Treasury Bond
Fund	91	September-08	153	48,960
ISHARES Lehman 20+ Year Treasury Bond
Fund	92	September-08	158	53,720
ISHARES Lehman 20+ Year Treasury Bond
Fund	93	September-08	125	47,500
ISHARES Lehman 20+ Year Treasury Bond
Fund	89	June-08	256	25,600
ISHARES Lehman 20+ Year Treasury Bond
Fund	91	June-08	95	14,250
ISHARES Lehman 20+ Year Treasury Bond
Fund	92	June-08	78	14,430
ISHARES Lehman 20+ Year Treasury Bond
Fund	93	June-08	68	14,960
Lehman Brothers Securities	50	January-09	100	173,000
Research in Motion Ltd.	90	January-09	70	90,300
Texas Instruments, Inc.	28	July-08	242	39,689

Europe 0.44%				399,106

Euro Swap Curve	0.650	January-10	50,000,000	102,503
Euro Swap Curve	0.635	February-10	50,000,000	104,917
Euro Swap Curve	0.765	February-10	50,000,000	91,158
Euro Swap Curve	0.675	March-10	50,000,000	100,528

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 6.59%					$6,030,821

(Cost $6,030,821)

Government U.S. Agency 3.50%					3,200,000

Federal Home Loan Bank,
Discount Note	1.53% (Y)	04-01-08	AAA	$3,200	3,200,000
				Shares
Cash Equivalents 3.09%					2,830,821

John Hancock Cash Investment Trust
(T)(W)	2.96% (Y)			2,830,821	2,830,821

Total investments (Cost $95,676,661)† 101.00%					$92,373,494

Other assets and liabilities, net (1.00%)					($917,283)

Total net assets 100.00%					$91,456,211

The percentage shown for each
investment category is the total value of
that category as a percentage of the net
assets of the Fund.

John Hancock
Global Opportunities Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2008.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $276,786 or 0.30% of the Fund's net assets as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

 (Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments for Federal income tax purposes, was $95,676,661. Gross unrealized appreciation and depreciation of investments aggregated $4,085,582 and $7,388,749, respectively, resulting in net unrealized depreciation of $3,303,167.

Notes to Schedule of Investments - Page 5

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$60,401,509	–

Level 2 – Other Significant Observable Inputs	31,971,985	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$92,373,494	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 6

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q1 3/08
5/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008